Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions	Related party transactionsIn February 2014, the Company entered into an agreement with an affiliate of a shareholder, pursuant to which, as amended, the Company granted the affiliate a SaaS subscription to the Company’s cloud-based platform with a non-exclusive license to access our cloud-based platform for a defined subscription term. The term of the agreement continues to December 31, 2029. During the years ended December 31, 2023, 2024 and 2025, the Company recorded revenue of $182, $160 and $236 respectively, from the affiliate. As of December 31, 2025, no balances were owed from the affiliate.